Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURES
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section above.
Pay Versus Performance
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)	Core Diluted Earnings per Share, as Adjusted(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$3,738,575	$126,277	$1,414,202	$735,041	$89	$116	$256.4	$2.40
2021	$5,772,713	$7,414,844	$1,668,021	$1,923,320	$118	$125	$271.1	$2.69
2020	$3,396,212	$1,790,825	$1,021,269	$478,520	$84	$91	$254.9	$2.40

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Makris (who, during 2020-2022, was our Chairman and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” above.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Makris, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Makris during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Makris’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2022	$3,738,575	$(1,501,896)	$(2,053,122)	$(351,828)	$294,548	$126,277
2021	$5,772,713	$(3,050,403)	$4,723,606	$(519,227)	$488,155	$7,414,844
2020	$3,396,212	$(1,298,779)	$(192,234)	$(608,717)	$494,343	$1,790,825

(a)
The adjustment for the reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$943,722	$(2,820,957)	$—	$(175,887)	$—	$—	$(2,053,122)
2021	$1,752,043	$2,674,572	$—	$296,991	$—	$—	$4,723,606
2020	$1,262,710	$(1,319,726)	$—	$(135,218)	$—	$—	$(192,234)

(c)
The adjustment amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Makris during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$294,548	$—	$294,548
2021	$286,264	$201,891	$488,155
2020	$292,452	$201,891	$494,343

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Makris, who served as our Chairman and CEO during 2020-2022) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Makris) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, James M. Brogdon, Robert A. Fehlman, Matthew S. Reddin and Stephen C. Massanelli; (ii) for 2021, James M. Brogdon, Robert A. Fehlman, Matthew S. Reddin, Jennifer B. Compton and Stephen C. Massanelli; and (iii) for 2020, Robert A. Fehlman, Matthew S. Reddin, Jennifer B. Compton and Stephen C. Massanelli.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Makris), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Makris) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Makris) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,414,202	$(338,312)	$(248,840)	$(221,609)	$129,600	$735,041
2021	$1,668,021	$(641,177)	$943,872	$(199,488)	$152,092	$1,923,320
2020	$1,021,269	$(245,560)	$(232,221)	$(173,755)	$108,787	$478,520

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$213,141	$(422,473)	$—	$(39,508)	$—	$—	$(248,840)
2021	$464,427	$419,330	$—	$60,115	$—	$—	$943,872
2020	$224,702	$(412,364)	$—	$(44,559)	$—	$—	$(232,221)

(b)
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$126,601	$2,999	$129,600
2021	$149,093	$2,999	$152,092
2020	$105,788	$2,999	$108,787

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW NASDAQ Regional Banking Index.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
“Core diluted earnings per share, as adjusted” is based on the Company’s “core earnings” (net income adjusted to exclude non-core items, including items related to branch right sizing, the Company’s early retirement program, and merger-related costs) divided by the average diluted number of common shares outstanding for the period, and further subject to any adjustments made by the Compensation Committee in connection with certifying performance (including, for 2021 and 2022, the Committee’s exclusion of “Day 2 CECL provision expense”).

Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Makris (who, during 2020-2022, was our Chairman and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” above.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW NASDAQ Regional Banking Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Makris, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Makris during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Makris’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2022	$3,738,575	$(1,501,896)	$(2,053,122)	$(351,828)	$294,548	$126,277
2021	$5,772,713	$(3,050,403)	$4,723,606	$(519,227)	$488,155	$7,414,844
2020	$3,396,212	$(1,298,779)	$(192,234)	$(608,717)	$494,343	$1,790,825

(a)
The adjustment for the reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$943,722	$(2,820,957)	$—	$(175,887)	$—	$—	$(2,053,122)
2021	$1,752,043	$2,674,572	$—	$296,991	$—	$—	$4,723,606
2020	$1,262,710	$(1,319,726)	$—	$(135,218)	$—	$—	$(192,234)

(c)
The adjustment amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Makris during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$294,548	$—	$294,548
2021	$286,264	$201,891	$488,155
2020	$292,452	$201,891	$494,343

Non-PEO NEO Average Total Compensation Amount	$ 1,414,202	$ 1,668,021	$ 1,021,269
Non-PEO NEO Average Compensation Actually Paid Amount	$ 735,041	1,923,320	478,520
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Makris), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Makris) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Makris) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,414,202	$(338,312)	$(248,840)	$(221,609)	$129,600	$735,041
2021	$1,668,021	$(641,177)	$943,872	$(199,488)	$152,092	$1,923,320
2020	$1,021,269	$(245,560)	$(232,221)	$(173,755)	$108,787	$478,520

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$213,141	$(422,473)	$—	$(39,508)	$—	$—	$(248,840)
2021	$464,427	$419,330	$—	$60,115	$—	$—	$943,872
2020	$224,702	$(412,364)	$—	$(44,559)	$—	$—	$(232,221)

(b)
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$126,601	$2,999	$129,600
2021	$149,093	$2,999	$152,092
2020	$105,788	$2,999	$108,787

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Core Diluted Earnings per Share, as Adjusted
Total Shareholder Return Vs Peer Group [Text Block]	Cumulative Total Shareholder Return of the Company and Cumulative Total Shareholder Return of the Company’s Peer Group
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis” section above, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the
Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our executives to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Core Diluted Earnings per Share, as Adjusted

•
Adjusted Efficiency Ratio, as Adjusted

•
Core Return on Average Assets Ranking

•
Core Return on Tangible Common Equity Ranking

•
Total Shareholder Return Ranking

Total Shareholder Return Amount	$ 89	118	84
Peer Group Total Shareholder Return Amount	116	125	91
Net Income (Loss)	$ 256,400,000	$ 271,100,000	$ 254,900,000
Company Selected Measure Amount	2.4	2.69	2.4
PEO Name	Mr. Makris
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Diluted Earnings per Share, as Adjusted
Non-GAAP Measure Description [Text Block]
(8)
“Core diluted earnings per share, as adjusted” is based on the Company’s “core earnings” (net income adjusted to exclude non-core items, including items related to branch right sizing, the Company’s early retirement program, and merger-related costs) divided by the average diluted number of common shares outstanding for the period, and further subject to any adjustments made by the Compensation Committee in connection with certifying performance (including, for 2021 and 2022, the Committee’s exclusion of “Day 2 CECL provision expense”).

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Efficiency Ratio, as Adjusted
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Return on Average Assets Ranking
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Core Return on Tangible Common Equity Ranking
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return Ranking
Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 129,600	$ 152,092	$ 108,787
Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	294,548	286,264	292,452
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	126,601	149,093	105,788
Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		201,891	201,891
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	2,999	2,999	2,999
Mr. Makris [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,738,575	5,772,713	3,396,212
PEO Actually Paid Compensation Amount	126,277	7,414,844	1,790,825
Equity Awards	(1,501,896)	(3,050,403)	(1,298,779)
Mr. Makris [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,053,122)	4,723,606	(192,234)
Mr. Makris [Member] | Adjustment For Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(351,828)	(519,227)	(608,717)
Mr. Makris [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	294,548	488,155	494,343
Mr. Makris [Member] | Year-end Fair Value Of Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	943,722	1,752,043	1,262,710
Mr. Makris [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,820,957)	2,674,572	(1,319,726)
Mr. Makris [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(175,887)	296,991	(135,218)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(338,312)	(641,177)	(245,560)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(248,840)	943,872	(232,221)
Non-PEO NEO [Member] | Adjustment For Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(221,609)	(199,488)	(173,755)
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	129,600	152,092	108,787
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(422,473)	419,330	(412,364)
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	213,141	464,427	224,702
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(39,508)	60,115	(44,559)
Non-PEO NEO [Member] | Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (248,840)	$ 943,872	$ (232,221)